Related Parties Balances and Transactions (Details) - Schedule of due from related parties - CNY (¥) ¥ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Due from related parties		¥ 6,990	¥ 8,413
Philectronics [Member]
Short-term Debt [Line Items]
Due from related parties		513	553
Mr. Bao [Member]
Short-term Debt [Line Items]
Due from related parties		48	970
Mr. He [Member]
Short-term Debt [Line Items]
Due from related parties	[1]	6,429	6,429
Mr. Yu [Member]
Short-term Debt [Line Items]
Due from related parties			¥ 461

[1]	On April 19, 2019, UTime SZ approved a board resolution and also approved a shareholder resolution in August 2019, both of which agreed Mr. He, the controlling shareholder of HMercury Capital Limited, to invest in UTime SZ’s equity interest of RMB21,429 of which RMB15,000 was received during the year ended March 31, 2020. As of March 31, 2020 and 2021, the amount due from Mr. He was RMB6,429. On July 19, 2021, Mr. He fully repaid the RMB6,429.